Segment Information (Details 2)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Revenue percentage	15.00%	18.00%	13.00%
Customer B [Member]
Revenue percentage	10.00%	13.00%	11.00%
Customer C [Member]
Revenue percentage	10.00%	13.00%	17.00%
Customer D [Member]
Revenue percentage	14.00%	28.00%	18.00%
Customer E [Member]
Revenue percentage			25.00%